Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information (Parent Company Only)
Schedule of Condensed Balance Sheets

	December 31,
	2024	2023

	(In thousands)
Assets
Cash and cash equivalents	$14,598	$12,094
Investment in the Bank	69,403	71,787
Other assets	3,931	4,078

Total assets	$87,932	$87,959

Liabilities and Stockholders’ Equity
Subordinated debentures	$23,847	$23,787
Other liabilities	628	579
Stockholders’ equity	63,457	63,593

Total liabilities and stockholders’ equity	$87,932	$87,959

Schedule of Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2024	2023

	(In thousands)
Operating Income
Dividends from subsidiary	$11,159	$12,103
Interest and dividend income from securities and federal funds	1	9

Total operating income	11,160	12,112

General, Administrative and Other Expenses	5,076	4,390

Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary	6,084	7,722

Income Tax Benefits	1,158	983

Income (Loss) Before Equity in Undistributed Income of Subsidiary	7,242	8,705

Equity in Undistributed Income of Subsidiary	160	245

Net Income	$7,402	$8,950

Comprehensive Income (Loss)	$4,780	$10,808

Schedule of Condensed Statements of Cash Flows

	Years Ended December 31,
	2024	2023

	(In thousands)
Operating Activities
Net income	$7,402	$8,950
Items not requiring (providing) cash
Equity in undistributed income of subsidiary	(160)	(245)
Amortization of share-based compensation plans	884	658
Net change in other assets and other liabilities	178	(3,021)

Net cash provided by operating activities	8,304	6,342

Investing Activities

Net cash used in investing activities	—	—

Financing Activities
Repurchase of common stock	(687)	(733)
Cash dividends paid	(5,113)	(4,788)

Net cash used in financing activities	(5,800)	(5,521)

Net Change in Cash and Cash Equivalents	2,504	821

Cash and Cash Equivalents at Beginning of Year	12,094	11,273

Cash and Cash Equivalents at End of Year	$14,598	$12,094